Financial Instruments - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cumulative gain on equity investments reclassified from other comprehensive income to retained earnings upon disposal	¥ 5,357	¥ 42,781
Fair value of equity investments on dates of disposal	¥ 16,929	73,875
Contingent liability, term of payments	6 years
USD Unsecured Senior Notes
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions) | $			$ 200
USD Unsecured Senior Notes | Within one year
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions) | $				$ 200
JBIC Loan
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions) | $				3,700
JBIC Loan | Within one year
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions) | $				$ 2,000
Hybrid subordinated bonds
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions)	¥ 500,000		$ 500,000
Foreign currency denominated loans
Disclosure of detailed information about financial instruments [line items]
Fair value	184,520	579,864
Foreign currency denominated bonds
Disclosure of detailed information about financial instruments [line items]
Fair value	2,871,256	¥ 3,245,901
Shire
Disclosure of detailed information about financial instruments [line items]
Contingent liability - fair value of potential payments	¥ 2,672
Minimum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	5.0
Maximum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	10.9